Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Gemphire Therapeutics Inc.
Entity Central Index Key	0001638287
Document Type	S-4
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true